VIA EDGAR TRANSMISSION

October 2, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Variable Separate Account ("Registrant")
    American General Life Insurance Company ("Depositor")
    Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-03859)
    (Central Index Key 0000729522)

FILE NUMBER     PRODUCT NAME
333-185778      Polaris Preferred Solution

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statement, the form of Prospectuses, Statement of Additional Information and supplements as applicable that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.


You may direct any questions regarding this filing to the undersigned at
(310) 772-6307.


Very truly yours,

/s/ Lucia Williams

Lucia Williams
Supervising Director, Variable Product Regulation